Quarterly Holdings Report
for
Fidelity® International Small Cap Fund
July 31, 2026
ISC-NPRT3-0926
1.804839.122
Common Stocks - 97.5%
	Shares	Value ($)
AUSTRALIA - 4.1%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Amotiv Ltd	3,326,107	16,414,574
Financials - 1.5%
Insurance - 1.5%
AUB Group Ltd	2,474,833	48,224,815
nib holdings Ltd/Australia	5,428,251	28,563,619
TOTAL FINANCIALS		76,788,434
Materials - 2.3%
Metals & Mining - 2.3%
Deterra Royalties Ltd	10,515,892	32,012,269
Imdex Ltd	12,108,786	31,280,400
OceanaGold Corp	1,015,000	24,472,661
Vault Minerals Ltd	10,100,000	33,849,372
TOTAL MATERIALS		121,614,702
TOTAL AUSTRALIA		214,817,710
AUSTRIA - 4.0%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Eurotelesites AG (c)	2,619,500	13,623,251
Telekom Austria AG	2,404,700	28,118,015
TOTAL COMMUNICATION SERVICES		41,741,266
Industrials - 0.9%
Construction & Engineering - 0.9%
Strabag SE	491,597	47,504,970
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
AT&S Austria Technologie & Systemtechnik AG (c)	150,000	22,624,803
Materials - 1.9%
Construction Materials - 0.4%
Wienerberger AG (a)	946,000	23,192,107
Containers & Packaging - 0.5%
Mayr Melnhof Karton AG	261,100	25,020,368
Metals & Mining - 1.0%
voestalpine AG	900,000	46,681,818
TOTAL MATERIALS		94,894,293
TOTAL AUSTRIA		206,765,332
BELGIUM - 0.8%
Health Care - 0.8%
Health Care Providers & Services - 0.8%
Fagron	1,520,500	40,678,058
BRAZIL - 0.4%
Consumer Discretionary - 0.4%
Diversified Consumer Services - 0.4%
Afya Ltd Class A	1,631,500	23,281,505
CANADA - 3.9%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Quebecor Inc Class B	612,800	28,357,054
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 0.8%
North West Co Inc/The (a)	1,092,000	39,610,658
Food Products - 0.7%
Lassonde Industries Inc Class A	218,999	33,928,168
TOTAL CONSUMER STAPLES		73,538,826
Energy - 0.3%
Energy Equipment & Services - 0.3%
Total Energy Services Inc	1,021,000	17,210,279
Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Richelieu Hardware Ltd	696,500	17,618,069
Materials - 0.8%
Containers & Packaging - 0.8%
CCL Industries Inc Class B	564,200	37,409,416
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Colliers International Group Inc Subordinate Voting Shares	140,361	13,801,306
Genesis Land Development Corp (b)	5,135,199	12,930,950
TOTAL REAL ESTATE		26,732,256
TOTAL CANADA		200,865,900
CHINA - 5.0%
Consumer Discretionary - 1.0%
Automobile Components - 0.3%
Weifu High-Technology Group Co Ltd B Shares	8,972,271	13,863,597
Diversified Consumer Services - 0.7%
New Oriental Education & Technology Group Inc	5,800,000	34,012,969
Textiles, Apparel & Luxury Goods - 0.0%
Best Pacific International Holdings Ltd (e)	22,158,900	6,724,750
TOTAL CONSUMER DISCRETIONARY		54,601,316
Financials - 0.5%
Financial Services - 0.5%
Far East Horizon Ltd	29,572,000	25,942,997
Health Care - 0.7%
Pharmaceuticals - 0.7%
Consun Pharmaceutical Group Ltd	19,459,000	33,968,391
Industrials - 2.2%
Machinery - 1.6%
Precision Tsugami China Corp Ltd (e)	5,803,453	38,480,512
Sany Heavy Equipment International Holdings Co Ltd	20,000,000	18,948,281
Yangzijiang Shipbuilding (Holdings) Ltd (a)	8,365,900	25,537,037
		82,965,830
Transportation Infrastructure - 0.6%
Qingdao Port International Co Ltd H Shares (d)(e)	32,216,000	29,207,355
TOTAL INDUSTRIALS		112,173,185
Materials - 0.6%
Containers & Packaging - 0.6%
Shenzhen YUTO Packaging Technology Co Ltd A Shares (China)	8,219,469	32,001,339
TOTAL CHINA		258,687,228
FRANCE - 3.3%
Energy - 1.7%
Energy Equipment & Services - 0.9%
Vallourec SACA (c)	1,923,400	46,375,272
Oil, Gas & Consumable Fuels - 0.8%
Gaztransport Et Technigaz SA	175,000	39,492,505
TOTAL ENERGY		85,867,777
Industrials - 0.6%
Trading Companies & Distributors - 0.6%
Thermador Groupe (a)	404,966	35,350,881
Real Estate - 1.0%
Industrial REITs - 0.6%
ARGAN SA	352,600	30,820,332
Residential REITs - 0.4%
Altarea SCA (a)	164,757	19,150,945
TOTAL REAL ESTATE		49,971,277
TOTAL FRANCE		171,189,935
GERMANY - 1.3%
Industrials - 1.3%
Aerospace & Defense - 0.5%
Rheinmetall AG	21,225	28,058,371
Machinery - 0.8%
JOST Werke SE (d)(e)	490,120	32,724,031
Stabilus SE	408,200	6,768,893
		39,492,924
TOTAL GERMANY		67,551,295
GREECE - 1.0%
Financials - 0.4%
Banks - 0.4%
Alpha Bank SA	4,000,000	19,677,351
Industrials - 0.6%
Transportation Infrastructure - 0.6%
Athens International Airport SA	2,612,300	31,810,667
TOTAL GREECE		51,488,018
HONG KONG - 1.4%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.6%
HKT Trust & HKT Ltd unit	16,905,000	28,604,681
Media - 0.3%
Pico Far East Holdings Ltd	61,300,071	17,587,111
TOTAL COMMUNICATION SERVICES		46,191,792
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Magnificent Hotel Investment Ltd (c)	78,482,000	660,487
Consumer Staples - 0.5%
Food Products - 0.5%
WH Group Ltd (d)(e)	23,683,500	25,518,410
Materials - 0.0%
Metals & Mining - 0.0%
China Metal Recycling Holdings Ltd (c)(f)	436,800	1
TOTAL HONG KONG		72,370,690
INDIA - 3.4%
Consumer Staples - 0.3%
Food Products - 0.3%
KRBL Ltd	3,679,149	13,539,037
Financials - 1.1%
Consumer Finance - 1.1%
Shriram Finance Ltd	5,057,760	55,448,296
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Redington Ltd	16,000,000	53,932,357
Materials - 0.5%
Metals & Mining - 0.5%
National Aluminium Co Ltd	7,304,600	26,881,133
Real Estate - 0.5%
Office REITs - 0.5%
Embassy Office Parks REIT	6,206,600	28,494,197
TOTAL INDIA		178,295,020
INDONESIA - 0.7%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Selamat Sempurna Tbk PT	206,988,500	20,405,403
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Sumber Alfaria Trijaya Tbk PT	209,139,000	15,380,134
TOTAL INDONESIA		35,785,537
IRELAND - 0.4%
Real Estate - 0.4%
Residential REITs - 0.4%
Irish Residential Properties Reit PLC	17,030,600	21,288,499
ISRAEL - 0.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Bezeq The Israeli Telecommunication Corp Ltd	15,469,984	37,059,127
ITALY - 3.0%
Consumer Discretionary - 0.9%
Automobile Components - 0.5%
Pirelli & C SpA (d)(e)	3,375,800	25,692,505
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	811,200	21,964,020
TOTAL CONSUMER DISCRETIONARY		47,656,525
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
MARR SpA	985,827	7,241,457
Financials - 1.3%
Capital Markets - 0.6%
Banca Generali SpA	400,300	30,165,949
Financial Services - 0.7%
Banca Mediolanum SpA	1,345,700	35,955,066
TOTAL FINANCIALS		66,121,015
Health Care - 0.7%
Pharmaceuticals - 0.7%
Recordati Industria Chimica e Farmaceutica SpA	597,311	35,575,961
TOTAL ITALY		156,594,958
JAPAN - 26.8%
Consumer Discretionary - 3.5%
Automobile Components - 1.6%
Niterra Co Ltd	810,000	47,302,899
Toyo Tire Corp	1,220,000	32,359,795
		79,662,694
Distributors - 0.5%
Central Automotive Products Ltd	2,122,300	27,263,312
Leisure Products - 0.5%
Roland Corp	1,025,000	26,931,174
Specialty Retail - 0.9%
ABC-Mart Inc	1,568,500	26,838,268
ARCLANDS CORP	1,639,489	19,691,034
		46,529,302
TOTAL CONSUMER DISCRETIONARY		180,386,482
Consumer Staples - 0.7%
Beverages - 0.4%
Coca-Cola Bottlers Japan Holdings Inc (a)	850,000	20,426,295
Consumer Staples Distribution & Retail - 0.3%
Tsuruha Holdings Inc (a)	1,051,950	16,058,822
TOTAL CONSUMER STAPLES		36,485,117
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Itochu Enex Co Ltd	1,414,900	19,191,776
San-Ai Obbli Co Ltd	2,127,900	30,948,415
TOTAL ENERGY		50,140,191
Financials - 3.2%
Banks - 3.2%
Hachijuni Nagano Bank Ltd	3,868,900	60,115,084
Hokuhoku Financial Group Inc	1,295,800	59,955,098
Kyoto Financial Group Inc (a)	1,731,200	47,718,763
TOTAL FINANCIALS		167,788,945
Health Care - 1.4%
Health Care Providers & Services - 1.4%
As One Corp	1,997,600	30,099,852
Ship Healthcare Holdings Inc	2,721,200	43,593,581
TOTAL HEALTH CARE		73,693,433
Industrials - 7.9%
Building Products - 1.1%
Nichias Corp	1,550,000	32,125,712
Nitto Boseki Co Ltd (a)	1,451,000	24,921,267
		57,046,979
Commercial Services & Supplies - 0.2%
Prestige International Inc	3,568,700	15,866,142
Electrical Equipment - 0.6%
Furukawa Electric Co Ltd	1,600,000	30,531,085
Industrial Conglomerates - 0.6%
Hikari Tsushin Inc	124,600	30,466,789
Machinery - 2.6%
Ebara Corp	1,504,400	51,070,774
Kawasaki Heavy Industries Ltd	2,887,000	49,323,415
Namura Shipbuilding Co Ltd (a)	1,372,700	36,813,151
		137,207,340
Trading Companies & Distributors - 2.2%
Inaba Denki Sangyo Co Ltd	2,845,400	50,744,511
Mitani Corp	1,362,042	24,733,494
Sojitz Corp	1,100,200	36,758,242
		112,236,247
Transportation Infrastructure - 0.6%
Kamigumi Co Ltd	934,600	30,350,500
TOTAL INDUSTRIALS		413,705,082
Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 1.5%
Maruwa Co Ltd/Aichi	125,800	42,596,572
Yokogawa Electric Corp	1,000,000	35,664,723
		78,261,295
IT Services - 0.6%
NSD Co Ltd	1,606,800	28,706,524
Semiconductors & Semiconductor Equipment - 1.6%
Renesas Electronics Corp	2,924,500	58,617,973
SUMCO Corp	1,300,000	26,429,031
		85,047,004
Software - 0.8%
Justsystems Corp	634,700	16,103,812
Systena Corp	10,021,200	26,397,117
		42,500,929
TOTAL INFORMATION TECHNOLOGY		234,515,752
Materials - 2.7%
Chemicals - 2.7%
Chugoku Marine Paints Ltd	1,460,000	32,561,283
Nissan Chemical Corp	400,000	18,593,048
NOF Corp	2,351,800	40,863,478
Tokyo Ohka Kogyo Co Ltd (a)	900,000	48,742,068
TOTAL MATERIALS		140,759,877
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Starts Corp Inc	925,200	27,434,665
Tokyo Tatemono Co Ltd	1,560,000	32,917,979
TOTAL REAL ESTATE		60,352,644
Utilities - 0.7%
Electric Utilities - 0.7%
Kansai Electric Power Co Inc/The	2,439,000	36,937,380
TOTAL JAPAN		1,394,764,903
KOREA (SOUTH) - 3.0%
Financials - 0.3%
Insurance - 0.3%
Seoul Guarantee Insurance Co	717,263	21,182,449
Industrials - 0.6%
Electrical Equipment - 0.6%
Vitzrocell Co Ltd	1,586,882	29,801,919
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
LG Innotek Co Ltd	146,280	49,918,862
Materials - 1.1%
Chemicals - 1.1%
Hansol Chemical Co Ltd	195,000	27,395,293
Soulbrain Co Ltd	161,800	27,683,610
TOTAL MATERIALS		55,078,903
TOTAL KOREA (SOUTH)		155,982,133
MEXICO - 1.6%
Consumer Staples - 0.6%
Food Products - 0.6%
Gruma SAB de CV Series B	2,127,500	31,720,565
Financials - 1.0%
Capital Markets - 0.5%
Bolsa Mexicana de Valores SAB de CV	11,125,855	24,725,549
Insurance - 0.5%
Qualitas Controladora SAB de CV (a)	2,725,935	24,918,158
TOTAL FINANCIALS		49,643,707
TOTAL MEXICO		81,364,272
NETHERLANDS - 0.9%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Acomo NV (a)	957,899	26,289,510
Financials - 0.4%
Capital Markets - 0.4%
Van Lanschot Kempen NV depository receipt	296,041	22,206,748
TOTAL NETHERLANDS		48,496,258
NORWAY - 1.6%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Europris ASA (d)(e)	4,658,300	41,925,929
Financials - 0.6%
Banks - 0.6%
SpareBank 1 SMN	1,547,100	32,047,130
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Selvaag Bolig ASA	2,186,000	7,715,294
TOTAL NORWAY		81,688,353
PERU - 0.8%
Financials - 0.8%
Banks - 0.8%
Intercorp Financial Services Inc (United States) (e)	683,100	39,831,561
PHILIPPINES - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Robinsons Land Corp	95,921,000	26,768,168
POLAND - 0.7%
Financials - 0.7%
Banks - 0.7%
mBank SA (c)	105,000	37,987,365
PORTUGAL - 0.6%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Sonae SGPS SA	14,000,000	32,933,964
ROMANIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Banca Transilvania SA	4,604,777	37,327,008
SAUDI ARABIA - 0.5%
Financials - 0.5%
Insurance - 0.5%
Bupa Arabia for Cooperative Insurance Co	607,600	25,400,932
SINGAPORE - 1.8%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Hour Glass Ltd/The	11,578,380	24,874,291
Industrials - 0.8%
Construction & Engineering - 0.4%
Boustead Singapore Ltd	12,550,066	19,377,019
Professional Services - 0.4%
HRnetgroup Ltd (e)	36,239,100	20,895,739
TOTAL INDUSTRIALS		40,272,758
Real Estate - 0.5%
Industrial REITs - 0.5%
Mapletree Industrial Trust	17,411,231	26,200,614
TOTAL SINGAPORE		91,347,663
SOUTH AFRICA - 0.6%
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Pepkor Holdings Ltd (d)(e)	23,127,700	29,767,687
SPAIN - 2.9%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
CIE Automotive SA	952,800	29,061,179
Consumer Staples - 0.4%
Food Products - 0.4%
Viscofan SA	366,371	24,250,393
Industrials - 1.9%
Air Freight & Logistics - 1.3%
Logista Integral SA	1,590,000	67,839,815
Commercial Services & Supplies - 0.6%
Prosegur Comp Securidad SA	8,592,981	29,925,168
TOTAL INDUSTRIALS		97,764,983
TOTAL SPAIN		151,076,555
SWEDEN - 3.2%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Haypp Group AB (c)	1,232,700	17,088,110
Industrials - 1.1%
Machinery - 0.7%
Beijer Alma AB B Shares	1,098,000	34,362,227
Trading Companies & Distributors - 0.4%
Alligo AB B Shares	1,697,197	24,703,483
TOTAL INDUSTRIALS		59,065,710
Materials - 1.8%
Metals & Mining - 1.8%
Alleima AB	4,000,000	47,468,022
Granges AB	2,151,776	40,494,661
TOTAL MATERIALS		87,962,683
TOTAL SWEDEN		164,116,503
SWITZERLAND - 0.4%
Industrials - 0.4%
Machinery - 0.4%
Anhui Heli Co Ltd A ELS (Ubs Ag Londn Branch Warrant Program) warrants 11/17/2027 (c)(d)	8,014,256	21,480,755
TAIWAN - 4.8%
Communication Services - 0.6%
Entertainment - 0.6%
International Games System Co Ltd	1,398,000	33,470,902
Industrials - 0.6%
Professional Services - 0.3%
Sporton International Inc	2,419,977	14,322,177
Trading Companies & Distributors - 0.3%
Lumax International Corp Ltd	4,537,292	15,638,147
TOTAL INDUSTRIALS		29,960,324
Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 3.2%
Scientech Corp	1,000,000	19,664,826
Test Research Co Ltd	5,732,000	46,815,019
Tripod Technology Corp	4,225,000	47,460,507
Yageo Corp	3,407,596	51,312,581
		165,252,933
Semiconductors & Semiconductor Equipment - 0.3%
Topco Scientific Co Ltd	1,000,000	15,271,036
TOTAL INFORMATION TECHNOLOGY		180,523,969
Materials - 0.1%
Chemicals - 0.1%
Yung Chi Paint & Varnish Manufacturing Co Ltd	2,531,182	6,103,250
TOTAL TAIWAN		250,058,445
TURKEY - 0.4%
Health Care - 0.4%
Health Care Providers & Services - 0.4%
MLP Saglik Hizmetleri AS (c)(d)(e)	2,536,000	21,614,205
UNITED ARAB EMIRATES - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
RAK Properties PJSC (c)	31,890,676	9,290,232
UNITED KINGDOM - 9.7%
Communication Services - 0.5%
Media - 0.5%
Informa PLC	2,303,933	27,505,203
Consumer Staples - 1.3%
Food Products - 1.3%
Cranswick PLC	432,100	31,156,408
Premier Foods PLC	13,855,500	36,283,097
TOTAL CONSUMER STAPLES		67,439,505
Energy - 1.1%
Energy Equipment & Services - 1.1%
Subsea 7 SA	1,726,600	58,005,744
Financials - 2.9%
Banks - 1.2%
Close Brothers Group PLC (c)	3,500,000	20,076,084
Metro Bank Holdings PLC (c)	10,000,000	23,855,175
Shawbrook Group PLC (d)(e)	4,084,565	18,056,310
		61,987,569
Insurance - 1.7%
Hiscox Ltd	1,740,894	42,444,384
Lancashire Holdings Ltd	2,827,100	22,956,600
Sabre Insurance Group PLC (d)(e)	9,790,000	24,093,107
		89,494,091
TOTAL FINANCIALS		151,481,660
Health Care - 0.8%
Health Care Equipment & Supplies - 0.8%
Convatec Group PLC (d)(e)	13,077,700	39,481,053
Industrials - 2.6%
Commercial Services & Supplies - 0.6%
Mears Group PLC (b)	5,412,896	31,442,444
Machinery - 0.6%
Bodycote PLC	1,440,071	14,022,682
Luxfer Holdings PLC	1,082,259	18,430,871
		32,453,553
Passenger Airlines - 0.6%
JET2 PLC	1,585,000	32,897,230
Trading Companies & Distributors - 0.8%
Ashtead Technology Holdings plc (a)(b)	7,342,000	40,520,764
TOTAL INDUSTRIALS		137,313,991
Real Estate - 0.5%
Residential REITs - 0.5%
Grainger PLC	10,871,166	25,567,066
TOTAL UNITED KINGDOM		506,794,222
UNITED STATES - 2.5%
Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.3%
Covista Inc (c)	107,400	13,408,890
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp (c)	906,400	32,757,296
Industrials - 0.5%
Machinery - 0.5%
Impro Precision Industries Ltd (d)(e)	26,391,300	24,465,055
Materials - 1.1%
Construction Materials - 1.1%
GCC SAB de CV	1,468,100	16,915,848
RHI Magnesita NV (a)	1,056,191	40,213,351
TOTAL MATERIALS		57,129,199
TOTAL UNITED STATES		127,760,440
TOTAL COMMON STOCKS (Cost $3,841,745,064)		5,072,570,436

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	28,130,263	28,135,889
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	51,850,714	51,855,899
TOTAL MONEY MARKET FUNDS (Cost $79,991,336)			79,991,788

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $3,921,736,400)	5,152,562,224
NET OTHER ASSETS (LIABILITIES) - 1.0%	51,385,339
NET ASSETS - 100.0%	5,203,947,563

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Affiliated company.
(c)	Non-income producing.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $334,026,402 or 6.4% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $418,478,209 or 8.0% of net assets.

(f)	Level 3 security.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,159,581.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	68,458,070	578,807,010	619,131,372	1,668,712	1,729	452	28,135,889	28,130,263
Fidelity Securities Lending Cash Central Fund	84,002,365	766,624,116	798,770,437	669,745	(145)	-	51,855,899	51,850,714
	152,460,435	1,345,431,126	1,417,901,809	2,338,457	1,584	452	79,991,788

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Ashtead Technology Holdings plc	31,587,982	-	-	129,878	-	8,932,782	40,520,764	7,342,000
Genesis Land Development Corp	12,155,617	-	-	722,596	-	775,333	12,930,950	5,135,199
Mears Group PLC	26,705,438	-	1,827,224	899,523	417,327	6,146,903	31,442,444	5,412,896
Mincon Group Plc	7,017,828	-	8,119,588	165,262	(5,814,948)	6,916,708	-	-
Vitzrocell Co Ltd	30,852,290	-	39,151,238	459,329	27,298,282	10,802,585	-	-
Total	108,319,155	-	49,098,050	2,376,588	21,900,661	33,574,311	84,894,158

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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